Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0.87	$ 0.87
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 3.05	$ 3.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding	6,468,799	6,416,043	5,281,945
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	2 years 5 months 16 days	4 years 11 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.81	$ 1.77	$ 1.48
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	6,301,720	4,304,990
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.81	$ 1.69